Income Tax Expense	6 Months Ended
Jun. 30, 2025
Income taxes paid (refund) [abstract]
Income Tax Expense
B.19. Income tax expense
Sanofi has elected for tax consolidations in a number of countries, principally France, Germany, the United Kingdom and the United States.
The table below shows the allocation of income tax expense between current and deferred taxes:

( € million)	June 30, 2025 (6 months)	June 30, 2024 (6 months) (a)

Current taxes	(1,202)	(1,108)

Deferred taxes	491	729

Total	(711)	(379)

Income before tax and investments accounted for using the equity method	3,582	2,462

(a)	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
The difference between the effective tax rate (on income before tax and investments accounted for using the equity method) and the standard corporate income tax rate applicable in France is explained as follows:

(as a percentage)	June 30, 2025 (6 months) (b)	June 30, 2024 (6 months) (a)(b)

Standard tax rate applicable in France	25.8	25.8

Difference between the standard French tax rate and the rates applicable to Sanofi (c)	(7.3)	(15.5)

Revisions to tax exposures and settlements of tax disputes	2.3	2.3

Other (d)	(1.0)	2.8

Effective tax rate	19.8	15.4

(a)	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
(b)	Rate calculated on the basis of the estimated effective tax rate for the full financial year (see Note A.2.).
(c)
The difference between the French tax rate and tax rates applicable to foreign subsidiaries reflects the fact that Sanofi has operations in many countries, most of which have lower tax rates than France.

The 2024 component of the temporary exceptional corporate income tax contribution, introduced under the 2025 French Finance Bill, is included in the tax charge but excluded from the calculation of the annual average effective tax rate in accordance with IAS 34.

(d)
For the six months ended June 30, 2025, this line includes a tax expense of €17 million, representing the estimated impact of Pillar Two based on Sanofi’s current understanding of Pillar Two rules, and €52 million for the six months ended June 30, 2024.